LIABILITY FOR EMPLOYEE SEVERANCE PAY, NET (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
LIABILITY FOR EMPLOYEE SEVERANCE PAY, NET [Abstract]
Severance-pay expenses	$ 6	$ 63	$ 73